Revenue	6 Months Ended
Jun. 30, 2018
Disclosure of revenue [Abstract]
Revenue
Revenue

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2018	2017	2017
US Dollar million	Reviewed	Restated	Restated

Gold income	1,922	2,032	4,356
By-products	80	81	154
Revenue from product sales	2,002	2,113	4,510